PERSONNEL (Tables)	12 Months Ended
Dec. 31, 2025
Number and average number of employees [abstract]
Schedule of Average Number of Employees
The average number of employees, including executive and non-executive directors, during the year was as follows:

	Year Ended December 31,
	2025	2024	2023
Executive directors	2	2	1
Non-executive directors	5	5	6
Sales and marketing employees	374	322	284
Technology employees	147	121	105
General and administrative employees	94	73	55
	622	523	451